SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
SHAREHOLDERS' EQUITY

16.	Shareholders' equity

Ordinary shares

Blue Hat Cayman was established under the laws of Cayman Islands on June 13, 2018. The authorized number of ordinary shares is 50,000,000 shares with a par value of $0.001 per ordinary share.

Initial public offering

On July 30, 2019, Blue Hat Interactive Entertainment Technology (the “Company”) completed the initial public offering (“Initial Public Offering”, “IPO”) of 2,000,000 ordinary shares at an initial public offering price of $4.00 per share, before underwriting discounts and commissions and offering expenses, resulting in gross proceeds of $8,000,000 before underwriting discounts and commissions and offering expenses. The net proceeds from the IPO amounted to $7,417,077 after deducting the issuance costs of $582,923 and before deducting offering expenses.

In connection with the IPO, the Company granted to ViewTrade Securities, Inc., the underwriter, a 45-day option to purchase an additional 300,000 ordinary shares at the Initial Public Offering price of $4.00, less underwriting discounts and commissions, to cover over-allotments, if any. After completion of the IPO, 141,114 ordinary shares were issued on August 8, 2019, pursuant to the underwriter’s partial exercise of its option to purchase additional ordinary shares, resulting in gross proceeds of $564,456, before underwriting discounts and commissions and offering expenses. The net proceeds from the issuance of such new shares amounted to $524,944 after deducting the issuance costs of $39,512.

The option granted to ViewTrade Securities, Inc. was expired as of December 31, 2019.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by Blue Hat WFOE, Blue Hat Fujian, Blue Hat Hunan and Blue Hat Shenyang (collectively “Blue Hat PRC entities”) only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Blue Hat PRC entities.

Blue Hat PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, Blue Hat PRC entities may allocate a portion of their after- tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. Blue Hat PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, Blue Hat PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict Blue Hat PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2019, 2018 and 2017, amounts restricted are the paid-in-capital and statutory reserve of Blue Hat PRC entities, which amounted to $22,096,755, $ 14,043,402 and $13,778,708, respectively.

Statutory reserve

During the years ended December 31, 2019, 2018 and 2017, Blue Hat PRC entities collectively attributed $111,333, $264,693 and $530,869 of retained earnings for their statutory reserves, respectively.

Capital contributions

During the year ended December 31, 2019, 2018 and 2017, the Company’s shareholders contributed $7,942,021, $0, and $8,772,355 to the Company.